Intangible assets (Details Narrative)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Gross profit margin	30.00%	30.00%
Revenue growth rate percentage	20.00%	20.00%
Discount rate percentage	10.60%